Ordinary Shares and Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock by Class
We have the following ordinary shares reserved for future issuance:

	As of December 31,
	2022	2021
Warrants to purchase ordinary shares(1)	1,775,475	1,775,475
Share options and RSUs issued and outstanding under the 2013 Plan	20,062,824	26,460,287
Share options and RSUs issued and outstanding under the 2021 Plan	13,134,652	803,556
Remaining shares available for future issuance under the 2021 Plan	8,674,132	13,474,214
Total ordinary shares reserved	43,647,083	42,513,532
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(1)Includes the warrants to purchase ordinary shares and warrants issued to customers.
Share-based Payment Arrangement, Option, Activity	A summary of share options under our equity incentive plan and related information is as follows:

	Share Options Outstanding
	Outstanding Share Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(in thousands, except share, life and per share data)
Balance as of December 31, 2021	18,834,740	$2.05	7.0	$109,397
Options exercised	(3,919,606)	$1.07
Options forfeited	(1,129,920)	$3.88
Balance as of December 31, 2022	13,785,214	$2.17	6.1	$34,326
Exercisable as of December 31, 2022	10,244,620	$1.65	5.5	$30,632
There were no share options granted during the year ended December 31, 2022.
Fair Value Measurement Inputs and Valuation Techniques
The Black-Scholes assumptions used to value the employee share options at the grant dates are as follows:

	Year Ended December 31,
	2021	2020
Expected term (years)	5.44 - 6.60	5.75 - 6.11
Expected volatility	67.26% - 68.52%	55.00% - 65.00%
Risk-free interest rate	0.99% - 1.12%	0.52% - 1.73%
Expected dividend yield	0.00%	0.00%

Schedule of Unvested Restricted Stock Units Roll Forward	A summary of RSU activity, including activity under our equity incentive plan, and related information is as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value Per Share
Unvested as of December 31, 2021	8,429,103	$15.01
Granted	15,873,386	$6.04
Vested	(3,145,103)	$10.46
Forfeited	(1,745,124)	$7.81
Unvested as of December 31, 2022	19,412,262	$9.06

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
Share-based compensation expense by line item in the consolidated statements of operations is summarized as follows:

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Cost of revenue	$621	$216	$38
Research and development	10,005	4,246	3,621
Sales and marketing	18,253	10,710	2,814
General and administrative	38,588	18,186	1,472
Total share-based compensation expense	$67,467	$33,358	$7,945